Shareholders equipty -Income reserves (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Operating Profit, Reserve Balance	R$ 299,515
Reserve Balance Increase (Decrease)	R$ 14,574	R$ 7,582
Legal Reserve
Disclosure of classes of share capital [line items]
Reserve as Percentage of Share Capital	20.00%
Equity, Reserve Balance	R$ 1,847,109	1,847,109
Legal Reserve | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of Remaining Balance of Net Income	5.00%
Reserve as Percentage of Share Capital	20.00%
Percentage of Limited Legal Reserve Plus Capital Reserve of Share Capital	30.00%
Capital increase reserve
Disclosure of classes of share capital [line items]
Reserve as Percentage of Share Capital	80.00%
Equity, Reserve Balance	R$ 2,807,632	15,670,952
Capital increase reserve | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of Remaining Balance of Net Income	90.00%
Reserve as Percentage of Share Capital	80.00%
Special statutory reserve
Disclosure of classes of share capital [line items]
Reserve as Percentage of Share Capital	20.00%
Equity, Reserve Balance	R$ 1,847,109	1,887,576
Special statutory reserve | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of Remaining Balance of Net Income	10.00%
Reserve as Percentage of Share Capital	20.00%
Tax incentives
Disclosure of classes of share capital [line items]
Equity, Reserve Balance	R$ 1,319,908	998,237
Investment reserve
Disclosure of classes of share capital [line items]
Equity, Reserve Balance	5,157,140	R$ 14,972,324
Loss absorption (Note 24.3)	R$ (7,315,184)